Distribution Received and Dividend Paid (Notes)	3 Months Ended	8 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Distribution Received and Dividend Paid
Distributions and Dividends
On January 24, 2013, LINN Energy’s Board declared a cash distribution of $0.725 per unit with respect to the fourth quarter of 2012. The distribution attributable to LinnCo’s interest in LINN Energy, totaling approximately $25 million, was paid to LinnCo on February 14, 2013.
On January 24, 2013, the Company’s Board declared a cash dividend of $0.71 per common share with respect to the fourth quarter of 2012, which was net of a tax reserve of $0.015 per common share from the LINN Energy distribution of $0.725 per unit. The dividend, totaling approximately $25 million after deducting the estimated income tax reserve of approximately $522,000, was paid by the Company on February 15, 2013.
On April 23, 2013, LINN Energy’s Board declared a cash distribution of $0.725 per unit with respect to the first quarter of 2013. The distribution attributable to LinnCo’s interest in LINN Energy, totaling approximately $25 million, will be paid to LinnCo on May 15, 2013.
On April 23, 2013, the Company’s Board declared a cash dividend of $0.725 per common share with respect to the first quarter of 2013. Company management has determined that no income tax reserve is required to be deducted from the cash dividend declared on April 23, 2013. The dividend, totaling approximately $25 million, will be paid on May 16, 2013, to shareholders of record as of the close of business on May 8, 2013.

Distribution Received and Dividend Paid
On October 23, 2012, LINN Energy’s Board declared a cash distribution of $0.725 per unit with respect to the third quarter of 2012. The distribution attributable to LinnCo’s interest in LINN Energy, totaling approximately $25 million, was paid to LinnCo on November 14, 2012.
On October 23, 2012, the Company’s Board declared a cash dividend of $0.71 per common share with respect to the third quarter of 2012, which was net of a tax reserve of $0.015 per common share from the LINN Energy distribution of $0.725 per unit. The dividend, totaling approximately $25 million after deducting the estimated income tax reserve of approximately $522,000, was paid by the Company on November 15, 2012.